UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-10499

BlackRock California Municipal 2018 Term Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock California Municipal 2018 Term Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end: December 31, 2005

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2005

BlackRock California Municipal 2018 Term Trust (BJZ)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—141.8%
			California—111.0%
BBB+	$ 2,100		ABAG Fin. Auth. for Nonprofit Corps., San Diego Hosp. Assoc. Proj., Ser. C,
			5.375%, 3/01/21	03/14 @ 100	$ 2,195,907
			California, GO
A	5,000		5.00%, 11/01/20	11/11 @ 100	5,239,600
AAA	6,500		Ser. BZ, 5.35%, 12/01/21, MBIA	06/07 @ 101	6,578,000
AAA	7,500		Clovis Unified Sch. Dist., Cap. Apprec. Election 2004, Ser. A, Zero Coupon,
			8/01/21, FGIC	No Opt. Call	3,635,250
A	6,500	[3]	Dept. of Wtr. Res. Pwr. Sply. Rev., Ser. A, 5.125%, 5/01/19	05/12 @ 101	6,921,005
AAA	3,395		Fontana Pub. Fin. Auth. Tax Alloc. Rev., Fontana Redev. Proj., Ser. A, 5.25%, 9/01/18, FSA	09/11 @ 101	3,691,553
BBB	20,000		Foothill/Eastn. Transp. Corridor Agcy. Toll Rd. Rev., Zero Coupon, 1/15/21	01/10 @ 53.346	8,285,000
			Hlth. Fac. Fin. Auth., Adventist Hlth. Sys. Proj., Ser. A,
A	1,075		5.00%, 3/01/18	03/13 @ 100	1,125,719
A	1,000		5.00%, 3/01/19	03/13 @ 100	1,042,020
A	2,060		5.00%, 3/01/20	03/13 @ 100	2,135,993
A	1,355		5.00%, 3/01/24	03/13 @ 100	1,393,767
			Infrastructure & Econ. Dev.,
A	1,985		J. David Gladstone Inst. Proj., 5.50%, 10/01/20	10/11 @ 101	2,132,585
A+	6,500		Kaiser Hosp. Asst. LLC Proj., Ser. A, 5.55%, 8/01/31	08/11 @ 102	6,901,375
			Lathrop Fin. Auth., Wtr. Sply. Proj.,
NR	995		5.80%, 6/01/21	06/13 @ 100	1,003,268
NR	1,040		5.85%, 6/01/22	06/13 @ 100	1,047,946
NR	1,000		5.90%, 6/01/23	06/13 @ 100	1,007,630
AAA	5,000		Long Beach Harbor Dept., Ser. A, 5.25%, 5/15/18, FGIC	05/10 @ 101	5,337,100
			Los Angeles Cnty. Pub. Wks., Regl. Park Proj.,
AA	3,220	[4]	Ser. A, 5.00%, 10/01/07	N/A	3,385,283
AA	1,780		Ser. A, 5.00%, 10/01/19	10/07 @ 101	1,854,457
AAA	10,025		Los Angeles Habor Dept., Ser. B, 5.50%, 8/01/21, AMBAC	08/11 @ 100	10,803,942
			Poll. Ctrl. Fin. Auth. Sld. Wst. Disp. Rev., Republic Svcs., Inc. Proj.,
BBB+	2,500		Ser. B, 5.25%, 6/01/23	No Opt. Call	2,652,250
BBB+	2,500		Ser. C, 5.25%, 6/01/23	No Opt. Call	2,652,250
A2	3,100		Poll. Ctrl. Fin. Auth., PCR, San Diego Gas & Elec. Proj., Ser. A, 5.90%, 6/01/14	No Opt. Call	3,490,910
			Pub. Wks. Brd.,
A-	2,020		California Cmnty. Coll. Proj., Ser. A, 5.00%, 12/01/17	12/08 @ 101	2,106,214
A2	2,415		California St. Univ. Proj., Ser. A, 5.00%, 10/01/17	10/08 @ 101	2,521,212
AAA	5,000		Riverside Unified Sch. Dist., Ser. A, 5.25%, 2/01/23, FGIC	02/12 @ 101	5,384,750
			San Bernardino Cnty. Spl. Tax, Cmnty. Facs.,
NR	105		5.35%, 9/01/17	09/12 @ 102	104,628
NR	245		5.50%, 9/01/18	09/12 @ 102	244,985
NR	500		5.60%, 9/01/19	09/12 @ 102	500,665
NR	355		5.70%, 9/01/20	09/12 @ 102	355,224
AAA	2,980		San Diego Cnty., COP, 5.25%, 11/01/19, AMBAC	11/11 @ 100	3,217,297
AAA	2,135	[4]	Santa Clara Valley Transp. Auth. Sales Tax Rev., Ser. A, 5.00%, 6/01/11, MBIA	N/A	2,323,072
BBB+	5,000		Statewide Cmntys. Dev. Daughters of Charity Hlth. Proj., Ser. A, 5.25%, 7/01/24	07/15 @ 100	5,192,750
AAA	4,590		Stockton East Wtr. Dist., COP, Ser. B, Zero Coupon, 4/01/19, FGIC	04/12 @ 66.427	2,256,903

					108,720,510

			Multi-State—10.0%
A3	4,000	[5]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/09	No Opt. Call	4,326,080
A3	5,000	[5]	MuniMae TE Bond Subsidiary LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	5,456,350

					9,782,430

			Puerto Rico—13.6%
BBB	4,410		Pub. Bldgs. Auth. Gov’t. Facs., Ser. C, 5.75%, 7/01/19	No Opt. Call	5,087,773
Aaa	7,500	[4]	Pub. Fin. Corp., Ser. E, 5.70%, 2/01/10	N/A	8,222,325

					13,310,098

			Trust Territories—4.1%
A-	4,000	[5]	San Manuel Entertainment Auth., 2004 Gaming Proj., Ser.C, 4.50%, 12/01/16	12/13 @ 102	3,982,840

1

BlackRock California Municipal 2018 Term Trust (BJZ) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			U.S. Virgin Islands—3.1%
			Pub. Fin. Auth. Sen. Lein Matching Fund Loan, Ser. A,
BBB	$ 960		5.25%, 10/01/23	10/14 @ 100	$ 1,012,023
BBB	1,890		5.25%, 10/01/17-10/01/24	10/14 @ 100	2,007,180

					3,019,203

			Total Long-Term Investments (cost $132,740,167)		138,815,081

			SHORT-TERM INVESTMENTS—13.0%
			California—4.1%
A-1+	1,700	[6]	Econ. Recovery, Ser. C-5, 2.29%, 10/03/05, FRDD	N/A	1,700,000
A-1+	2,350	[6]	Newport Beach Rev., Hoag Mem. Presbyterian Hosp. Proj., 2.29%, 10/03/05, FRDD	N/A	2,350,000

					4,050,000

	Shares
	(000)

			Money Market Fund—8.9%
	4,800		AIM Tax Free Investment Co. Cash Reserve Portfolio		4,800,000
	3,900		SSgA FDS Money Market		3,900,000

			Total Short-Term Investments (cost $12,750,000)		12,750,000

			Total Investments—154.8% (cost $145,490,1677)		$151,565,081
			Other assets in excess of liabilities—1.9%		1,883,990
			Preferred shares at redemption value, including dividends payable—(56.7)%		(55,541,131)

			Net Assets Applicable to Common Shareholders—100%		$ 97,907,940

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security, or a portion thereof, pledged as collateral with a value of $760,287 on 176 short U.S. Treasury Note futures contracts expiring December 2005 and 64 short U.S. Treasury Bond futures contracts expiring December 2005. The value of such contracts on September 30, 2005 was $26,668250, with an unrealized gain of $393,632.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2005, the Trust held 14.1% of its net assets, with a current market value of $13,765,270, in securities restricted as to resale.
[6]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of September 30, 2005.
[7]	Cost for Federal tax purposes is $145,489,501. The net unrealized appreciation on a tax basis is $6,075,580, consisting of $6,152,938 gross unrealized appreciation and $77,358 unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRDD	—	Floating Rate Daily Demand	PCR	—	Pollution Control Revenue

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock California Municipal 2018 Term Trust

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: November 18, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 18, 2005

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 18, 2005